11. DIRECTORS AND OFFICERS STOCK COMPENSATION	12 Months Ended
Dec. 31, 2025
Notes
11. DIRECTORS AND OFFICERS STOCK COMPENSATION

11.DIRECTORS AND OFFICERS STOCK COMPENSATION

The Company has a Compensation Package for Directors and Executives. Elements of compensation awarded to, earned by or paid to each of our directors and executive officers who served during the last two financial years. This compensation discussion considers the size and stage of development of the Company to date.

As of December 31, 2024, the named executive officers of the Company were Shaun Passley, PhD as Chief Executive Officer, and James Sherman as Chief Financial Officer (the “Named Executive Officers”). Mr. Passley and Mr. Sherman are expected to be the only Named Executive Officers for the current fiscal year as well.

In assessing the compensation of its Named Executive Officers, the Company’s objectives have been to retain and motivate a highly talented executive team, allowing the Company to develop, evolve and achieve business and financial objectives. We believe compensation should be structured to ensure that a significant portion of an executive's compensation opportunity is at risk and related to factors that influence shareholder value.

The Company issues share-based compensation to directors and officers for services rendered. Share-based compensation is measured at the fair value of the equity instruments issued at the grant date and recognized in profit or loss in accordance with IFRS 2. Transactions with directors, officers and other key management personnel are also disclosed as related party transactions in Note 15.

Year ended December 31, 2025

During the year ended December 31, 2025, the Company issued common shares and preferred shares to directors and officers for services rendered as follows:

Recipient	Position / relationship	Date of issuance	Type of shares	Number of shares	Fair value per share
Shaun Passley, PhD	Chief Executive Officer / Director	January 16, 2025	Preferred Shares	120,000	$20.19
Shaun Passley, PhD	Chief Executive Officer / Director	November 26, 2025	Common Shares	31,746	USD $3.15
Craig Passley	Director	November 26, 2025	Common Shares	31,746	USD $3.15
James Sherman	Chief Financial Officer / Director	November 26, 2025	Common Shares	15,873	USD $3.15
Paul Piekos	Director	November 26, 2025	Common Shares	6,349	USD $3.15
Thomas Burns	Director	November 26, 2025	Common Shares	6,349	USD $3.15
Neville Brown	Director	November 26, 2025	Common Shares	6,349	USD $3.15
Yvonne Rattray	Director	November 26, 2025	Common Shares	6,349	USD $3.15
Total				224,761

The Preferred Shares issued to Shaun Passley, PhD on January 16, 2025 were issued as bonus compensation for services rendered to the Company. The fair value of these shares was recognized as share-based compensation expense.

Year ended December 31, 2024

During the year ended December 31, 2024, the Company issued common shares to directors and officers for services rendered as follows:

Recipient	Position / relationship	Date of issuance	Type of shares	Number of shares	Fair value per share
Yvonne Rattray	Director	February 7, 2024	Common Shares	3,333	$4.80
Neville Brown	Director	February 7, 2024	Common Shares	3,333	$4.80
Shaun Passley, PhD	Chief Executive Officer / Director	October 9, 2024	Common Shares	100,000	USD $1.77
Craig Passley	Director	October 9, 2024	Common Shares	28,248	USD $1.77
James Sherman	Chief Financial Officer / Director	October 9, 2024	Common Shares	28,248	USD $1.77
Paul Piekos	Director	October 9, 2024	Common Shares	11,299	USD $1.77
Thomas Burns	Director	October 9, 2024	Common Shares	11,299	USD $1.77
Neville Brown	Director	October 9, 2024	Common Shares	11,299	USD $1.77
Yvonne Rattray	Director	October 9, 2024	Common Shares	11,299	USD $1.77
Total				208,358